Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost:
Property and equipment, gross		$ 281	$ 270
Accumulated depreciation:
Accumulated depreciation		234	220
Property and equipment, net	$ 46	47	50
Laboratory equipment [Member]
Cost:
Property and equipment, gross		62	57
Accumulated depreciation:
Accumulated depreciation		35	28
Computers, office furniture and equipment [Member]
Cost:
Property and equipment, gross		206	200
Accumulated depreciation:
Accumulated depreciation		190	184
Leasehold Improvements [Member]
Cost:
Property and equipment, gross		13	13
Accumulated depreciation:
Accumulated depreciation		$ 9	$ 8